RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

In 2013, MLOA used a portion of the consideration received from the reinsurance agreement with Protective to return $200 million of capital to its parent AEFS and to donate $20 million to AXA Foundation, Inc. (the “Foundation”). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable and its subsidiaries and affiliates, including MLOA.

Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $88 million, $67 million and $87 million for 2015, 2014 and 2013, respectively. At December 31, 2015 and 2014, respectively, MLOA reported a $15 million and $16 million payable to AXA Equitable in connection with its service agreement.

Various AXA affiliates, including MLOA, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life an affiliate. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis.

MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis and reinsured the no lapse guarantee riders through AXA RE Arizona Company, an affiliate.

During 2015, 2014 and 2013, premiums, claims and expenses assumed and ceded under these agreements were not significant.

In 2015, 2014 and 2013, respectively, MLOA paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $64 million, $52 million and $47 million of commissions and fees for sales of insurance products.

MLOA paid $13 million, $2 million and $2 million in commissions and fees for the sale of its insurance products to AXA Distributors, LLC ("AXA Distributors") a broker-dealer and insurance general agency affiliate, in 2015, 2014 and 2013, respectively.

In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $1 million, $1 million and $2 million for 2015, 2014 and 2013, respectively.